Condensed Consolidating Financial Information - Balance Sheet Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Apr. 24, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Real estate investments, net	$ 8,911,648	$ 9,079,678			$ 7,793,639
Cash and cash equivalents	1,138,801	360,492	$ 340,284		0	$ 0	$ 0
Tenant and other receivables, net	6,104	9,503			0
Intercompany	0	0
Prepaid expenses and other assets	8,890	10,906			0
Investments in subsidiaries	0	0
Above market lease, asset	44,981	46,161			0
Total assets	10,110,424	9,506,740			7,793,639
Liabilities
Debt, net	3,940,803	3,621,942			0
Due to MGM Resorts International and affiliates	524	166			0
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	12,281	10,478			0
Above market lease, liability	47,291	47,957			0
Accrued interest	27,393	26,137			0
Dividend and distribution payable	101,222	94,109			0
Deferred revenue	115,195	72,322			0
Deferred income taxes, net	25,368	25,368			1,734,680
Total liabilities	4,270,077	3,898,479			1,734,680
General partner	0	0
Limited partners	5,840,347	5,608,261
Total partners' capital	5,840,347	5,608,261
Total liabilities and shareholders' equity	10,110,424	9,506,740			7,793,639
Eliminations
ASSETS
Real estate investments, net	0	0
Cash and cash equivalents	0	0	0		0
Tenant and other receivables, net	0	0
Intercompany	(387,115)	(880,823)
Prepaid expenses and other assets	0	0
Investments in subsidiaries	(8,381,136)	(8,100,942)
Above market lease, asset	0	0
Total assets	(8,768,251)	(8,981,765)
Liabilities
Debt, net	0	0
Due to MGM Resorts International and affiliates	0	0
Intercompany	(387,115)	(880,823)
Accounts payable, accrued expenses and other liabilities	0	0
Above market lease, liability	0	0
Accrued interest	0	0
Dividend and distribution payable	0	0
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	(387,115)	(880,823)
General partner	0	0
Limited partners	(8,381,136)	(8,100,942)
Total partners' capital	(8,381,136)	(8,100,942)
Total liabilities and shareholders' equity	(8,768,251)	(8,981,765)
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Real estate investments, net	8,911,648	9,079,678
Cash and cash equivalents	0	0	0		0
Tenant and other receivables, net	5,629	7,444
Intercompany	0	0
Prepaid expenses and other assets	0	1,739
Investments in subsidiaries	0	0
Above market lease, asset	44,981	46,161
Total assets	8,962,258	9,135,022
Liabilities
Debt, net	0	0
Due to MGM Resorts International and affiliates	524	166
Intercompany	387,115	880,823
Accounts payable, accrued expenses and other liabilities	5,629	7,444
Above market lease, liability	47,291	47,957
Accrued interest	0	0
Dividend and distribution payable	0	0
Deferred revenue	115,195	72,322
Deferred income taxes, net	25,368	25,368
Total liabilities	581,122	1,034,080
General partner	0	0
Limited partners	8,381,136	8,100,942
Total partners' capital	8,381,136	8,100,942
Total liabilities and shareholders' equity	8,962,258	9,135,022
MGP Operating Partnership
ASSETS
Real estate investments, net	8,911,648	9,079,678			7,793,639
Cash and cash equivalents	1,138,801	360,492	340,284		0	0	0
Tenant and other receivables, net	6,104	9,503			0
Prepaid expenses and other assets	8,890	10,906			0
Above market lease, asset	44,981	46,161			0
Total assets	10,110,424	9,506,740			7,793,639
Liabilities
Debt, net	3,940,803	3,621,942			0
Due to MGM Resorts International and affiliates	524	166			0
Accounts payable, accrued expenses and other liabilities	12,281	10,478			0
Above market lease, liability	47,291	47,957			0
Accrued interest	27,393	26,137			0
Dividend and distribution payable	101,222	94,109			0
Deferred revenue	115,195	72,322			0
Deferred income taxes, net	25,368	25,368			1,734,680
Total liabilities	4,270,077	3,898,479			1,734,680
General partner	0	0			0
Limited partners	5,840,347	5,608,261			0
Total partners' capital	5,840,347	5,608,261		$ 0	6,058,959	$ 6,127,347	$ 6,296,856
Total liabilities and shareholders' equity	10,110,424	9,506,740			7,793,639
MGP Operating Partnership | Reportable Legal Entities
ASSETS
Real estate investments, net	0	0
Cash and cash equivalents	1,138,801	360,492	340,284		0
Tenant and other receivables, net	475	2,059
Intercompany	387,115	880,823
Prepaid expenses and other assets	8,890	9,167
Investments in subsidiaries	8,381,136	8,100,942
Above market lease, asset	0	0
Total assets	9,916,417	9,353,483
Liabilities
Debt, net	3,940,803	3,621,942
Due to MGM Resorts International and affiliates	0	0
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	6,652	3,034
Above market lease, liability	0	0
Accrued interest	27,393	26,137
Dividend and distribution payable	101,222	94,109
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	4,076,070	3,745,222
General partner	0	0
Limited partners	5,840,347	5,608,261
Total partners' capital	5,840,347	5,608,261
Total liabilities and shareholders' equity	9,916,417	9,353,483
Co-Issuer | Reportable Legal Entities
ASSETS
Real estate investments, net	0	0
Cash and cash equivalents	0	0	$ 0		$ 0
Tenant and other receivables, net	0	0
Intercompany	0	0
Prepaid expenses and other assets	0	0
Investments in subsidiaries	0	0
Above market lease, asset	0	0
Total assets	0	0
Liabilities
Debt, net	0	0
Due to MGM Resorts International and affiliates	0	0
Intercompany	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Above market lease, liability	0	0
Accrued interest	0	0
Dividend and distribution payable	0	0
Deferred revenue	0	0
Deferred income taxes, net	0	0
Total liabilities	0	0
General partner	0	0
Limited partners	0	0
Total partners' capital	0	0
Total liabilities and shareholders' equity	$ 0	$ 0